T. ROWE PRICE QM U.S. BOND ETF

July 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 2.8%
Car Loan 1.4%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C, 1.59%, 10/20/25	82	80
Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	75
Carmax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	65
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	92
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	38
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	280	267
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	300	277
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	105	105
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	65	62
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	283
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	98
GM Financial Automobile, Series 2023-1, Class C, 5.76%, 1/20/27	75	74
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	39
		1,555
Other Asset-Backed Securities 1.1%
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	60
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	70
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	280
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31 (1)	265	257
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	94
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	169	168
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	80	80
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 6.443%, 10/25/29 (1)	195	193
		1,202
Student Loan 0.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	93	88
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	131	120
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	59	53
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	88	79
		340
Total Asset-Backed Securities (Cost $3,161)		3,097
CORPORATE BONDS 24.9%
FINANCIAL INSTITUTIONS 9.6%
Banking 6.5%
Ally Financial, 2.20%, 11/2/28	35	28
Bank of America, VR, 0.976%, 4/22/25 (2)	100	96
Bank of America, VR, 2.572%, 10/20/32 (2)	65	53
Bank of America, VR, 2.592%, 4/29/31 (2)	310	260
Bank of America, VR, 2.676%, 6/19/41 (2)	230	163
Bank of America, VR, 3.824%, 1/20/28 (2)	215	202

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of America, 4.00%, 1/22/25	70	68
Bank of America, VR, 4.244%, 4/24/38 (2)	15	13
Bank of America, 5.875%, 2/7/42	15	16
Bank of Montreal, 2.65%, 3/8/27	70	64
Banque Federative Credit Mutuel, 4.935%, 1/26/26 (1)	300	294
Barclays, VR, 2.279%, 11/24/27 (2)	200	178
Barclays, VR, 2.852%, 5/7/26 (2)	200	189
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	36
Capital One Financial, 3.65%, 5/11/27	155	144
Capital One Financial, 3.90%, 1/29/24	85	84
Capital One Financial, 4.20%, 10/29/25	25	24
Citigroup, VR, 3.106%, 4/8/26 (2)	25	24
Citigroup, VR, 3.887%, 1/10/28 (2)	430	407
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, 5.875%, 1/30/42	95	99
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	250	232
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	255	244
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	189
Discover Financial Services, 3.75%, 3/4/25	105	101
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	46
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	58
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	122
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	220	213
Goldman Sachs Group, 3.50%, 1/23/25	85	82
Goldman Sachs Group, 3.80%, 3/15/30	140	128
Goldman Sachs Group, 4.25%, 10/21/25	25	24
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 1.162%, 11/22/24 (2)	200	197
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	228
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	113
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	235
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	11
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	14
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	95	90
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	265	228
Morgan Stanley, VR, 2.188%, 4/28/26 (2)	125	118
Morgan Stanley, 3.125%, 7/27/26	135	127
Morgan Stanley, VR, 3.217%, 4/22/42 (2)	205	154
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	13
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	177
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	101
Royal Bank of Canada, 2.30%, 11/3/31 (3)	50	41
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)	80	80
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	188
State Street, VR, 4.857%, 1/26/26 (2)	55	54
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	200

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Toronto-Dominion Bank, 1.15%, 6/12/25	185	171
Toronto-Dominion Bank, 4.456%, 6/8/32	95	89
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	177
Wells Fargo, VR, 2.188%, 4/30/26 (2)	185	174
Wells Fargo, VR, 2.393%, 6/2/28 (2)	430	384
		7,283
Brokerage Asset Managers Exchanges 0.0%
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Nasdaq, 5.95%, 8/15/53	15	15
		27
Finance Companies 0.5%
AerCap Ireland Capital, 2.45%, 10/29/26	150	135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.75%, 6/6/28 (3)	150	149
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	75	73
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	149
Park Aerospace Holdings, 5.50%, 2/15/24 (1)	45	44
		550
Insurance 1.5%
American International Group, 3.875%, 1/15/35	40	35
Anthem, 2.25%, 5/15/30	60	50
Anthem, 4.101%, 3/1/28	15	14
Anthem, 4.55%, 3/1/48	30	26
Anthem, 4.65%, 1/15/43	85	77
Aon, 3.875%, 12/15/25	135	131
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1)	50	48
Chubb INA Holdings, 3.35%, 5/15/24	85	84
Fidelity National Financial, 4.50%, 8/15/28	70	66
First American Financial, 4.60%, 11/15/24	70	68
Health Care Service, 2.20%, 6/1/30 (1)	15	12
Humana, 2.15%, 2/3/32	85	67
Humana, 3.70%, 3/23/29	20	19
Jackson Financial, 1.125%, 11/22/23	65	64
Marsh & McLennan, 3.50%, 6/3/24	20	20
New York Life Insurance, 3.75%, 5/15/50 (1)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	176
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29	75	69
Principal Life Global Funding II, 0.75%, 4/12/24 (1)	70	68
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	17
UnitedHealth Group, 2.00%, 5/15/30	10	8
UnitedHealth Group, 3.50%, 8/15/39	320	266
UnitedHealth Group, 3.75%, 7/15/25	40	39
UnitedHealth Group, 4.20%, 1/15/47	35	30
UnitedHealth Group, 4.75%, 7/15/45	150	142
		1,621

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	38
Alexandria Real Estate Equities, 4.00%, 2/1/50	40	30
Boston Properties, 3.125%, 9/1/23	120	120
Brixmor Operating Partnership, 3.85%, 2/1/25	60	57
Brixmor Operating Partnership, 3.90%, 3/15/27	15	14
Brixmor Operating Partnership, 4.05%, 7/1/30	85	77
Essex Portfolio, 2.65%, 3/15/32	35	28
Essex Portfolio, 3.875%, 5/1/24	45	44
Essex Portfolio, 4.50%, 3/15/48	20	16
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	14
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	33
Kilroy Realty, 4.25%, 8/15/29	150	128
Kilroy Realty, 4.375%, 10/1/25	65	61
Physicians Realty, 2.625%, 11/1/31	15	12
Prologis, 4.00%, 9/15/28 (3)	35	33
Public Storage, 1.95%, 11/9/28	35	30
Public Storage, 5.35%, 8/1/53	40	40
Realty Income, 3.95%, 8/15/27	25	24
Realty Income, 4.625%, 11/1/25	240	236
Regency Centers, 3.60%, 2/1/27	40	38
Simon Property Group, 3.375%, 10/1/24	110	107
Simon Property Group, 3.80%, 7/15/50	35	26
		1,246
Total Financial Institutions		10,727
INDUSTRIAL 13.9%
Basic Industry 0.2%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	130
Yara International, 7.378%, 11/14/32 (1)	100	107
		261
Capital Goods 0.3%
General Dynamics, 3.25%, 4/1/25	10	10
John Deere Capital, 2.125%, 3/7/25	50	48
John Deere Capital, 2.65%, 6/10/26	15	14
L3Harris Technologies, 3.832%, 4/27/25	60	58
Northrop Grumman, 3.85%, 4/15/45	15	12
Parker-Hannifin, 4.50%, 9/15/29	25	24
Republic Services, 2.50%, 8/15/24	70	68
Republic Services, 3.375%, 11/15/27	65	61
Republic Services, 5.00%, 4/1/34	15	15

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Waste Connections, 3.20%, 6/1/32	65	56
		366
Communications 3.3%
America Movil SAB de CV, 2.875%, 5/7/30	200	173
America Movil SAB de CV, 6.375%, 3/1/35	85	92
American Tower, 2.40%, 3/15/25 (3)	115	109
American Tower, 5.00%, 2/15/24	60	60
AT&T, 2.25%, 2/1/32	590	462
Charter Communications Operating, 2.80%, 4/1/31	245	198
Charter Communications Operating, 3.70%, 4/1/51	255	162
Charter Communications Operating, 4.50%, 2/1/24	60	60
Charter Communications Operating, 4.908%, 7/23/25	220	216
Comcast, 2.65%, 2/1/30	40	35
Comcast, 3.95%, 10/15/25	225	219
Cox Communications, 3.15%, 8/15/24 (1)	15	15
Crown Castle International, 2.25%, 1/15/31	25	20
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	80	76
Crown Castle International, 4.45%, 2/15/26	60	58
Meta Platforms, 5.60%, 5/15/53	300	309
Rogers Communications, 3.625%, 12/15/25	40	38
Rogers Communications, 4.50%, 3/15/42	85	70
Time Warner Cable, 6.55%, 5/1/37	50	48
Time Warner Cable, 6.75%, 6/15/39	110	106
T-Mobile USA, 2.25%, 11/15/31	15	12
T-Mobile USA, 3.75%, 4/15/27 (3)	395	375
Verizon Communications, 2.355%, 3/15/32	150	120
Verizon Communications, 2.65%, 11/20/40	415	282
Verizon Communications, 2.987%, 10/30/56	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	39
Warnermedia Holdings, 5.05%, 3/15/42	305	252
WPP Finance, 3.75%, 9/19/24	75	73
		3,705
Consumer Cyclical 2.1%
7-Eleven, 0.80%, 2/10/24 (1)	25	24
Amazon.com, 3.875%, 8/22/37	115	104
AutoZone, 1.65%, 1/15/31	30	24
AutoZone, 3.125%, 4/18/24	45	44
AutoZone, 3.75%, 6/1/27	30	29
AutoZone, 5.05%, 7/15/26	250	249
Best Buy, 1.95%, 10/1/30	100	81
General Motors, 4.00%, 4/1/25	125	122
Home Depot, 5.875%, 12/16/36 (3)	90	97
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 4.30%, 2/1/24 (1)	60	60
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	80
Lowe's, 5.00%, 4/15/33 (3)	250	248
McDonald's, 3.30%, 7/1/25	50	48
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	178
Mercedes-Benz Finance North America, 5.05%, 8/3/33 (1)	200	199
O'Reilly Automotive, 3.60%, 9/1/27	30	28
O'Reilly Automotive, 3.90%, 6/1/29	285	269
PACCAR Financial, 0.90%, 11/8/24	85	80
Priceline Group, 3.65%, 3/15/25	85	83
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	328
TJX, 1.60%, 5/15/31 (3)	30	24
		2,421
Consumer Non-Cyclical 3.9%
Abbott Laboratories, 1.15%, 1/30/28	10	9
Abbott Laboratories, 4.75%, 11/30/36	245	245
AbbVie, 3.20%, 5/14/26	15	14
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	35
AbbVie, 4.50%, 5/14/35	125	118
AbbVie, 4.70%, 5/14/45	230	209
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	23
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	62
AstraZeneca, 1.375%, 8/6/30 (3)	15	12
AstraZeneca, 4.00%, 9/18/42	50	44
Astrazeneca Finance, 4.875%, 3/3/28	220	220
Astrazeneca Finance, 4.875%, 3/3/33	100	101
BAT Capital, 2.789%, 9/6/24	15	14
BAT Capital, 3.557%, 8/15/27	65	60
BAT Capital, 4.39%, 8/15/37	180	142
BAT Capital, 7.078%, 8/2/43	90	90
Becton Dickinson & Company, 2.823%, 5/20/30	245	214
Becton Dickinson & Company, 3.70%, 6/6/27	145	138
Biogen, 2.25%, 5/1/30	350	289
Biogen, 3.15%, 5/1/50	15	10
Bristol-Myers Squibb, 3.40%, 7/26/29	7	6
Bristol-Myers Squibb, 4.25%, 10/26/49	15	13
Cigna, 4.125%, 11/15/25	60	58
CommonSpirit Health, 2.76%, 10/1/24	50	48
CommonSpirit Health, 2.782%, 10/1/30	20	17
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	275	190
CVS Health, 3.25%, 8/15/29	50	45

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 5.125%, 7/20/45	145	133
CVS Health, 6.00%, 6/1/63 (3)	75	76
Hackensack Meridian Health, 4.211%, 7/1/48	85	73
Hasbro, 3.00%, 11/19/24	25	24
Hasbro, 3.55%, 11/19/26	205	192
HCA, 4.125%, 6/15/29	200	186
HCA, 4.375%, 3/15/42 (1)	20	16
Mars, 4.75%, 4/20/33 (1)	100	99
McKesson, 5.25%, 2/15/26	300	300
MedStar Health, Series 20A, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55	10	9
Nestle Holdings, 4.85%, 3/14/33 (1)	300	305
Northwell Healthcare, 3.979%, 11/1/46	20	16
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.65%, 6/15/30	200	178
Reynolds American, 4.45%, 6/12/25	20	20
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	35	35
Smithfield Foods, 5.20%, 4/1/29 (1)	15	14
Stanford Health Care, Series 2018, 3.795%, 11/15/48	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	166
		4,366
Energy 1.6%
Amerada Hess, 7.125%, 3/15/33	50	55
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	43
Cameron LNG, 3.701%, 1/15/39 (1)	40	32
Canadian Natural Resources, 2.95%, 7/15/30	20	17
Devon Energy, 8.25%, 8/1/23	40	40
Enbridge, 4.00%, 10/1/23	70	70
Enbridge Energy Partners, 5.50%, 9/15/40	10	9
Energy Transfer, 5.25%, 4/15/29	120	118
Energy Transfer, 5.40%, 10/1/47	15	13
Energy Transfer, 6.50%, 2/1/42	25	25
Energy Transfer Operating, 3.75%, 5/15/30	70	63
Enterprise Products Operating, 5.35%, 1/31/33	100	102
Kinder Morgan, 5.20%, 6/1/33 (3)	195	190
MPLX, 5.65%, 3/1/53	350	327
Pioneer Natural Resources, 1.125%, 1/15/26	10	9
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	66
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	81
Shell International Finance, 0.375%, 9/15/23	65	65
TotalEnergies Capital International, 2.434%, 1/10/25	40	38
TotalEnergies Capital International, 2.986%, 6/29/41	60	45
TransCanada PipeLines, 6.203%, 3/9/26	300	301
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Woodside Finance, 4.50%, 3/4/29 (1)	20	19
		1,784
Industrial Other 0.0%
Northwestern University, Series 2020, 2.64%, 12/1/50	20	14
		14
Technology 2.0%
Apple, 3.20%, 5/13/25	40	39
Apple, 3.20%, 5/11/27	15	14
Apple, 3.35%, 2/9/27	165	158
Apple, 4.85%, 5/10/53 (3)	300	304
CDW, 4.25%, 4/1/28	45	42
Fiserv, 3.20%, 7/1/26	40	38
Fiserv, 5.60%, 3/2/33 (3)	200	203
Keysight Technologies, 3.00%, 10/30/29	50	44
Keysight Technologies, 4.55%, 10/30/24	10	10
Micron Technology, 4.185%, 2/15/27	70	67
Moody's, 2.00%, 8/19/31	180	145
NXP, 2.50%, 5/11/31	65	53
NXP, 3.15%, 5/1/27	125	115
NXP, 3.40%, 5/1/30	15	13
Oracle, 3.60%, 4/1/40	15	11
RELX Capital, 3.00%, 5/22/30	25	22
Roper Technologies, 2.95%, 9/15/29	25	22
Roper Technologies, 3.80%, 12/15/26	25	24
ServiceNow, 1.40%, 9/1/30	310	245
Texas Instruments, 1.375%, 3/12/25	70	66
Texas Instruments, 5.05%, 5/18/63	90	89
Visa, 2.70%, 4/15/40	35	27
VMware, 1.40%, 8/15/26	95	84
Western Union, 2.85%, 1/10/25	50	48
Western Union, 6.20%, 11/17/36 (3)	340	340
		2,223
Transportation 0.5%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 4/1/28	8	8
Canadian Pacific Railway, 1.75%, 12/2/26 (3)	95	85
Canadian Pacific Railway, 2.875%, 11/15/29	120	106
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	182
Transurban Finance, 2.45%, 3/16/31 (1)	30	24
Transurban Finance, 4.125%, 2/2/26 (1)	15	15

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Triton Container International, 0.80%, 8/1/23 (1)	70	70
		519
Total Industrial		15,659
UTILITY 1.4%
Electric 1.1%
AEP Texas, 4.70%, 5/15/32	30	29
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	68
Duke Energy, 3.75%, 9/1/46	55	42
Duke Energy Indiana, 5.40%, 4/1/53	40	40
Exelon, 3.40%, 4/15/26	175	166
Georgia Power, 4.95%, 5/17/33	100	98
IPALCO Enterprises, 3.70%, 9/1/24	30	29
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	71
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	14
Pacific Gas & Electric, 2.10%, 8/1/27	215	185
Pacific Gas and Electric, 6.15%, 1/15/33 (3)	100	99
Southern, 4.40%, 7/1/46	300	255
Vistra Operations, 3.55%, 7/15/24 (1)	110	107
		1,203
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	125
NiSource, 5.65%, 2/1/45	15	15
NiSource , 3.95%, 3/30/48	45	35
NiSource Finance, 3.49%, 5/15/27	55	52
Southern Co Gas Capital, 5.15%, 9/15/32	100	98
		335
Total Utility		1,538
Total Corporate Bonds (Cost $29,393)		27,924
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.8%
Local Authorities 0.3%
Province of British Columbia Canada, 4.20%, 7/6/33	98	96
Province of Manitoba Canada, 4.30%, 7/27/33	250	247
		343
Owned No Guarantee 0.1%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	182
		182
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	167

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
United Mexican States, 4.75%, 3/8/44	300	259
		426
Total Foreign Government Obligations & Municipalities (Cost $971)		951
MUNICIPAL SECURITIES 1.7%
California 0.5%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	37
California St, 5.20%, 3/1/43	200	195
California State University, 6.484%, 11/1/41	250	272
Univ. of California Regents, Build America, 5.77%, 5/15/43	50	53
		557
District Of Columbia 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.462%, 10/1/46	225	282
		282
Georgia 0.0%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units, Series A, 6.637%, 4/1/57	40	45
		45
Illinois 0.3%
Chicago O'Hare Int'l Airport, Build America, 6.395%, 1/1/40	250	281
Cook County, Series B, GO, 6.36%, 11/15/33	25	27
		308
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth, Series A, 4.475%, 8/1/39	60	56
		56
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	36
		36
New York 0.0%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	55
		55
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	47
		47
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	57
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	47
Dallas/Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	245
Texas Natural Gas Securitiztn Fin Corp, 5.169%, 4/1/41	30	31

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Texas Private Activity Bond Surface Transportation, North Tarrant, Express, Series B, 3.922%, 12/31/49	30	24
		404
Virginia 0.1%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	49
Virginia Commonwealth Transportation Board, Build America, 5.35%, 5/15/35	50	50
		99
Wisconsin 0.0%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	49
		49
Total Municipal Securities (Cost $2,204)		1,938
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.4%
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	26	25
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	71	56
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	323	305
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	50	47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	60	51
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	116	90
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	50	44
Chase Home Lending Mortgage Trust, Series 2023-RPL1, Class A1, CMO, ARM, 3.50%, 6/25/62 (1)	317	283
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	87	80
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, CMO, ARM, SOFR30A + 1.00%, 6.069%, 12/25/41 (1)	14	13
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, SOFR30A + 2.30%, 7.369%, 1/25/43 (1)	33	33
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%, 7.369%, 5/25/43 (1)	68	69
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 6.969%, 6/25/43 (1)	323	325
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 6.769%, 7/25/43 (1)	85	85
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	58
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, CMO, ARM, SOFR30A + 1.50%, 6.569%, 10/25/41 (1)	100	98
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.919%, 11/25/41 (1)	46	46
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, CMO, ARM, SOFR30A + 2.00%, 7.069%, 4/25/42 (1)	51	51
Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 3/25/42 (1)	45	45
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 3/25/43 (1)	9	9

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 4/25/43 (1)	329	334
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	71	56
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	91	72
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 2.692%, 11/25/59 (1)	69	66
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM, 1.829%, 10/25/66 (1)	77	66
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	94	93
		2,500
Commercial Mortgage-Backed Securities 2.2%
Benchmark, Series 2023-V3, Class A3, 6.362%, 7/15/56	190	196
Big Trust, Series 2022-BIG, Class A, ARM, 1M TSFR + 1.34%, 6.564%, 2/15/39 (1)	100	98
BWAY Trust, Series 2022-26BW, Class A, ARM, 3.402%, 2/10/44 (1)	100	75
BX Trust, Series 2020-VKNG, Class A, ARM, 1M TSFR + 1.04%, 6.266%, 10/15/37 (1)	301	298
BX Trust, Series 2021-ARIA, Class B, ARM, 1M TSFR + 1.41%, 6.633%, 10/15/36 (1)	105	101
BX Trust, Series 2021-ARIA, Class A, ARM, 1M TSFR + 1.01%, 6.236%, 10/15/36 (1)	315	306
BX Trust, Series 2022-CSMO, Class A, ARM, 1M TSFR + 2.11%, 7.336%, 6/15/27 (1)	176	176
BX Trust, Series 2022-LP2, Class C, ARM, 1M TSFR + 1.56%, 6.783%, 2/15/39 (1)	81	77
BX Trust, Series 2023-LIFE, Class B, 5.391%, 2/15/28 (1)	100	95
COMM Trust, Series 2015-CR23, Class A3, 3.23%, 5/10/48	35	34
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	50
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +1.15%, 6.37%, 12/15/36 (1)	285	283
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	74
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	161	152
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, 1M TSFR + 1.22%, 6.437%, 4/15/38 (1)	100	98
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, 4.31%, 12/15/51	175	164
NYO Commercial Mortgage Trust, Series 2021-1290, Class C, ARM, 1M TSFR + 2.11%, 7.331%, 11/15/38 (1)	90	75
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class A, ARM, 2.501%, 9/15/31 (1)	100	90
		2,442
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,250)		4,942
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.0%
U.S. Government Agency Obligations 22.0%
Federal Home Loan Mortgage, ARM
3.71%, 9/25/32	165	154
4.43%, 2/25/33	125	123
Federal National Mortgage Assn.
1.50%, 2/1/36 - 1/1/42	1,032	875
2.00%, 4/1/37 - 4/1/52	7,987	6,512
2.50%, 7/1/30 - 5/1/52	6,189	5,285
3.00%, 9/1/32 - 6/1/52	3,661	3,277
3.50%, 1/1/33 - 4/1/52	2,101	1,935

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 2/1/47 - 9/1/52	1,640	1,547
4.50%, 4/1/41 - 7/1/53	1,076	1,039
5.00%, 11/1/44 - 9/1/52	134	135
5.50%, 5/1/44	73	74
6.00%, 1/1/53 - 2/1/53	528	539
Freddie Mac Multifamily Structured Pass Through Certificates, 2.347%, 11/25/31	390	328
UMBS, TBA (4)
2.00%, 8/17/38 - 9/14/53	1,335	1,152
2.50%, 9/14/53	150	127
3.50%, 8/14/53	125	113
5.00%, 8/14/53	660	645
5.50%, 8/14/53	490	487
6.50%, 8/14/53	320	326
		24,673
U.S. Government Obligations 7.0%
Government National Mortgage Assn.
1.50%, 5/20/37	47	40
2.00%, 3/20/51 - 3/20/52	1,674	1,401
2.50%, 8/20/50 - 1/20/52	1,746	1,507
3.00%, 6/20/45 - 6/20/52	1,366	1,229
3.50%, 6/20/46 - 10/20/50	1,054	982
4.00%, 10/20/40 - 10/20/52	655	618
4.50%, 10/20/47 - 10/20/52	548	526
5.00%, 8/20/47 - 8/20/52	187	186
7.00%, 1/20/53	34	35
Government National Mortgage Assn., TBA (4)
5.00%, 8/21/53	230	225
5.50%, 8/21/53	815	810
6.00%, 8/21/53	190	191
6.50%, 8/21/53	150	152
		7,902
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $33,795)		32,575
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 36.2%
U.S.Treasury Obligations 36.2%
U. S. Treasury Bonds, 1.75%, 8/15/41	2,110	1,455
U. S. Treasury Bonds, 2.00%, 8/15/51	1,665	1,101
U. S. Treasury Bonds, 2.25%, 2/15/52	350	245
U. S. Treasury Bonds, 3.375%, 8/15/42	115	102
U. S. Treasury Bonds, 3.625%, 2/15/53	205	191
U. S. Treasury Bonds, 3.875%, 2/15/43	690	659
U. S. Treasury Bonds, 4.00%, 11/15/52	140	140
U. S. Treasury Notes, 0.125%, 8/31/23	585	582
U. S. Treasury Notes, 0.75%, 8/31/26	4,580	4,093
U. S. Treasury Notes, 1.25%, 8/15/31 (5)	590	481

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 1.875%, 2/28/27	830	762
U. S. Treasury Notes, 3.50%, 2/15/33	200	193
U. S. Treasury Notes, 3.50%, 1/31/28	385	373
U. S. Treasury Notes, 4.00%, 2/29/28	2,330	2,309
U. S. Treasury Notes, 4.125%, 10/31/27	530	527
U. S. Treasury Notes, 4.25%, 10/15/25	200	198
U.S. Treasury Bills, 5.373%, 1/11/24	940	918
U.S. Treasury Bonds, 3.625%, 5/15/53	3,460	3,233
U.S. Treasury Bonds, 3.875%, 5/15/43 (3)	3,635	3,475
U.S. Treasury Notes, 3.375%, 5/15/33	3,420	3,262
U.S. Treasury Notes, 3.625%, 5/31/28	800	781
U.S. Treasury Notes, 4.00%, 6/30/28 (3)	8,375	8,308
U.S. Treasury Notes, 4.625%, 6/30/25	7,220	7,179
		40,567
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $42,422)		40,567
SHORT-TERM INVESTMENTS 14.5%
Money Market Funds 14.5%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7)	16,245	16,245
Total Short-Term Investments (Cost $16,245)		16,245
SECURITIES LENDING COLLATERAL 10.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 10.5%
Money Market Funds 10.5%
T. Rowe Price Government Reserve Fund, 5.32% (6)(7)	11,841	11,841
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		11,841
Total Securities Lending Collateral (Cost $11,841)		11,841
Total Investments 124.8% of Net Assets (Cost $145,282)		$140,080
Other Assets Less Liabilities (24.8%)		(27,864)
Net Assets 100.0%		$112,216

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,528 and represents 9.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at July 31, 2023.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,228 and represents 3.8% of net assets.

T. ROWE PRICE QM U.S. BOND ETF

(5)	At July 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
PTT	Pass-Through Trust
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 06/20/28	2,000	34	15	19
Total Centrally Cleared Credit Default Swaps, Protection Sold				19
Net payments (receipts) of variation margin to date				$(19)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	09/23	135	$(3)
Long, 3 U.S. Treasury Notes ten year contracts	09/23	343	(8)
Long, 50 U.S. Treasury Notes five year contracts	09/23	5,412	(71)
Net payments (receipts) of variation margin to date			86
Variation margin receivable (payable) on open futures contracts			$4

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$72++
Totals	$—#	$—	$72+

Supplementary Investment Schedule
Affiliate	Value 10/31/22	Purchase Cost	Sales Cost	Value 7/31/23
T. Rowe Price Government Reserve Fund	$1,003	¤	¤	$28,086
	Total			$28,086^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $72 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $28,086.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  QM U.S. Bond ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE QM U.S. BOND ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$111,994	$—	$111,994
Short-Term Investments	16,245	—	—	16,245
Securities Lending Collateral	11,841	—	—	11,841
Total Securities	28,086	111,994	—	140,080
Swaps*	—	19	—	19
Total	$28,086	$112,013	$—	$140,099
Liabilties
Futures Contracts*	$82	$—	$—	$82

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE QM U.S. BOND ETF

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF989-054Q3
07/2023